Related parties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Directors and Executive Board Management Compensation

	2021		2020		2019
Million US dollar	Directors	Executive Committee 1	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	24	2	4	2	9
Termination benefits	—	—	—	2	—	1
Share-based payment	—	33	—	7	—	25

	2	57	2	13	2	35

Summary of Aggregate Amounts of AB InBev's Interest

Million US dollar	2021	2020	2019
Non-current assets	8	8	10
Current assets	2	2	3
Non-current liabilities	9	9	11
Current liabilities	2	12	10
Result from operations	(3)	3	3

Profit attributable to equity holders of AB InBev	(2)	3	3

Summary of AB InBev's Transactions with Associates

Million US dollar	2021	2020	2019
Gross profit	58	(118)	(78)
Current assets	57	55	38
Current liabilities	99	115	119